Consolidated statements of cash flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit (loss)	$ (102,654)	$ (53,197)
Adjustments for:
Depreciation and amortization	190,415	208,662
Deferred charges	608	(2,945)
Unrealized loss (gain) on derivatives	13,771	(42,892)
Share-based compensation	4,536	6,564
Loss on disposal of assets	3,803	1,072
Finance costs	76,612	96,133
Finance income	(6,804)	(10,835)
Share of earnings from equity-accounted investee	(68,283)	(36,476)
Other expense (income)	(446)	(13,891)
Other operating expense	(8,407)	23,921
Income tax expense (recovery)	(1,201)	13,666
Interest received	9,374	9,994
Income taxes paid	9,583	(4,374)
Dividends from equity-accounted investee	50,128	54,404
Other operating items	287,253	(192,917)
Net cash provided by operations	458,288	56,889
Investing activities
Additions to property, plant and equipment	(98,784)	(77,462)
Decrease (increase) in short-term investments	(59,921)	(24,985)
Decrease in long-term receivables, investments and other	73,050	907
Proceeds from sale of property, plant and equipment	5,357	511
Net cash provided by (used in) investing	(80,298)	(101,029)
Financing activities
Increase in long-term debt	0	397,539
Decrease in long-term debt	0	(400,000)
Interest paid	(38,977)	(65,547)
Proceeds from issuance of shares, stock option plan	26,771	5,375
Lease principal payments	(2,727)	(3,716)
Dividends paid	(31,839)	(31,638)
Net cash used in financing	(46,772)	(97,987)
Increase (decrease) in cash and cash equivalents, during the year	331,218	(142,127)
Exchange rate changes on foreign currency cash balances	(2,153)	(1,922)
Cash and cash equivalents, beginning of year	918,382	1,062,431
Cash and cash equivalents, end of year	1,247,447	918,382
Cash and cash equivalents is comprised of:
Cash	604,557	503,496
Cash equivalents	$ 642,890	$ 414,886